Annual Total Returns- Janus Henderson Small Cap Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Small Cap Value Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.33%)	9.07%	29.77%	7.37%	(2.57%)	26.42%	12.72%	(13.08%)	26.09%	(6.74%)